Provisions - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Restructuring And Related Costs [Line Items]
Current portion of provision	¥ 471,278	¥ 405,245	¥ 387,127
Non-current portion of provision	¥ 38,748	37,605	25,158
Restructuring - term of payments	3 years
Expense of restructuring activities	¥ 104,477	130,370	81,520
Rebates payable	267,254	213,189
Personnel costs
Schedule Of Restructuring And Related Costs [Line Items]
Expense of restructuring activities	¥ 8,091	¥ 28,140	¥ 20,754